FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
First Financial Bancorp (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2016	2015
Assets
Cash	$59,285	$106,072
Investment securities, available for sale	386	335
Other investments	0	6,190
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	909,798	807,832
Total investment in subsidiaries	909,798	807,832
Premises and equipment	1,395	1,412
Other assets	19,487	12,312
Total assets	$997,851	$941,653

Liabilities
Subordinated debentures	$118,463	$118,312
Dividends payable	10,386	10,251
Other liabilities	3,778	3,714
Total liabilities	132,627	132,277
Shareholders’ equity	865,224	809,376
Total liabilities and shareholders’ equity	$997,851	$941,653

Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2016	2015	2014
Income
Interest income	$48	$81	$73
Noninterest income	2,596	253	92
Dividends from subsidiaries	52,700	17,250	31,700
Total income	55,344	17,584	31,865

Expenses
Interest expense	6,151	2,157	0
Salaries and employee benefits	5,445	4,224	4,041
Miscellaneous professional services	711	723	708
Other	4,841	5,564	5,307
Total expenses	17,148	12,668	10,056
Income before income taxes and equity in undistributed net earnings of subsidiaries	38,196	4,916	21,809
Income tax benefit	(5,302)	(4,563)	(3,674)
Equity in undistributed earnings (loss) of subsidiaries	45,028	65,584	39,517
Net income	$88,526	$75,063	$65,000

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2016	2015	2014
Operating activities
Net income	$88,526	$75,063	$65,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(45,028)	(65,584)	(39,517)
Depreciation and amortization	192	78	24
Stock-based compensation expense	5,354	4,049	3,970
Deferred income taxes	584	(85)	180
(Decrease) increase in dividends payable	135	2	1,071
(Decrease) increase in other liabilities	(389)	1,965	(1,654)
Decrease (increase) in other assets	(9,065)	1,459	(264)
Net cash provided by (used in) operating activities	40,309	16,947	28,810

Investing activities
Capital contributions to subsidiaries	(53,000)	(40,000)	(27,601)
Net cash (paid) acquired from business combinations	0	0	(17,065)
Proceeds from disposal of subsidiaries	0	0	18,695
Proceeds from calls and maturities of investment securities	5,978	87	29
Purchases of investment securities	(333)	(412)	(192)
Net cash provided by (used in) investing activities	(47,355)	(40,325)	(26,134)

Financing activities
Proceeds from long-term borrowings	0	120,000	0
Cash dividends paid on common stock	(39,125)	(39,070)	(34,848)
Treasury stock purchase	0	(4,498)	(697)
Proceeds from exercise of stock options, net of shares purchased	801	744	1,056
Excess tax benefit on share-based compensation	264	146	153
Other	(1,681)	(3,064)	(1,568)
Net cash provided by (used in) financing activities	(39,741)	74,258	(35,904)
Net increase (decrease) in cash	(46,787)	50,880	(33,228)
Cash at beginning of year	106,072	55,192	88,420
Cash at end of year	$59,285	$106,072	$55,192